Derivative financial instruments and Short positions (Details 7) - Maximum Potential for Future Payments - Gross R$ in Thousands	Dec. 31, 2018 BRL (R$)
Per Instrument
CDS	R$ 1,959,128
Total	1,959,128
Per Risk Classification
Below Investment Grade	1,959,128
Total	1,959,128
Per Reference Entity
Brazilian Government	1,959,128
Total	1,959,128
Over 12 Months
Per Instrument
CDS	1,959,128
Total	1,959,128
Per Risk Classification
Below Investment Grade	1,959,128
Total	1,959,128
Per Reference Entity
Brazilian Government	1,959,128
Total	R$ 1,959,128